Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Mutual Funds

In planning and performing our audits of the financial statements of each of the funds constituting Nationwide Mutual Funds as listed in Appendix A (hereafter referred to as the “Funds”) as of and for the periods ended October 31, 2018, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the funds are being made only in accordance with authorizations of management and trustees of the funds; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, which we consider to be material weaknesses as defined above as of October 31, 2018.

This report is intended solely for the information and use of the Board of Trustees of Nationwide Mutual Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2018

Appendix A

1.	Nationwide Amundi Global High Yield Fund
2.	Nationwide Amundi Strategic Income Fund
3.	Nationwide Bailard Cognitive Value Fund
4.	Nationwide Bailard Emerging Markets Equity Fund
5.	Nationwide Bailard International Equities Fund
6.	Nationwide Bailard Technology & Science Fund
7.	Nationwide Bond Fund
8.	Nationwide Bond Index Fund
9.	Nationwide California Intermediate Tax Free Bond Fund (formerly Nationwide HighMark California Intermediate Tax Free Bond Fund)
10.	Nationwide Core Plus Bond Fund
11.	Nationwide Destination 2010 Fund
12.	Nationwide Destination 2015 Fund
13.	Nationwide Destination 2020 Fund
14.	Nationwide Destination 2025 Fund
15.	Nationwide Destination 2030 Fund
16.	Nationwide Destination 2035 Fund
17.	Nationwide Destination 2040 Fund
18.	Nationwide Destination 2045 Fund
19.	Nationwide Destination 2050 Fund
20.	Nationwide Destination 2055 Fund
21.	Nationwide Destination 2060 Fund
22.	Nationwide Diamond Hill Large Cap Concentrated Fund (formerly Nationwide HighMark Large Cap Core Equity Fund)
23.	Nationwide Dynamic U.S. Growth Fund (formerly Nationwide Growth Fund)
24.	Nationwide Emerging Markets Debt Fund
25.	Nationwide Fund
26.	Nationwide Geneva Mid Cap Growth Fund
27.	Nationwide Geneva Small Cap Growth Fund
28.	Nationwide Global Sustainable Equity Fund
29.	Nationwide Government Money Market Fund
30.	Nationwide Inflation-Protected Securities Fund
31.	Nationwide International Index Fund
32.	Nationwide International Small Cap Fund
33.	Nationwide Investor Destinations Aggressive Fund
34.	Nationwide Investor Destinations Conservative Fund
35.	Nationwide Investor Destinations Moderate Fund
36.	Nationwide Investor Destinations Moderately Aggressive Fund
37.	Nationwide Investor Destinations Moderately Conservative Fund
38.	Nationwide Long/Short Equity Fund
39.	Nationwide Loomis All Cap Growth Fund
40.	Nationwide Loomis Core Bond Fund (formerly Nationwide HighMark Bond Fund)
41.	Nationwide Loomis Short Term Bond Fund (formerly Nationwide HighMark Short Term Bond Fund)
42.	Nationwide Mid Cap Market Index Fund
43.	Nationwide S&P 500 Index Fund

44.	Nationwide Small Cap Index Fund
45.	Nationwide Small Company Growth Fund
46.	Nationwide U.S. Small Cap Value Fund
47.	Nationwide WCM Focused Small Cap Fund (formerly Nationwide HighMark Small Cap Core Fund)
48.	Nationwide Ziegler Equity Income Fund
49.	Nationwide Ziegler NYSE Arca Tech 100 Index Fund

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